Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.41950%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,157,403.67

Principal:
Principal Collections	$18,869,317.12
Prepayments in Full	$9,162,120.83
Liquidation Proceeds	$284,204.57
Recoveries	$80,032.62
Sub Total	$28,395,675.14
Collections	$29,553,078.81

Purchase Amounts:
Purchase Amounts Related to Principal	$234,884.10
Purchase Amounts Related to Interest	$512.76
Sub Total	$235,396.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,788,475.67

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,788,475.67
Servicing Fee	$484,381.37	$484,381.37	$0.00	$0.00	$29,304,094.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,304,094.30
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,304,094.30
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,304,094.30
Interest - Class A-3 Notes	$329,201.69	$329,201.69	$0.00	$0.00	$28,974,892.61
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$28,833,060.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,833,060.94
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$28,776,086.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,776,086.27
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$28,733,706.69
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,733,706.69
Regular Principal Payment	$26,354,885.79	$26,354,885.79	$0.00	$0.00	$2,378,820.90
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,378,820.90
Residual Released to Depositor	$0.00	$2,378,820.90	$0.00	$0.00	$0.00
Total		$29,788,475.67

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,354,885.79
Total					$26,354,885.79
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,354,885.79	$69.81	$329,201.69	$0.87	$26,684,087.48	$70.68
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$26,354,885.79	$20.01	$570,387.61	$0.43	$26,925,273.40	$20.44

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$323,804,945.24	0.8577614	$297,450,059.45	0.7879472
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$511,244,945.24	0.3880888	$484,890,059.45	0.3680827

Pool Information
Weighted Average APR	2.300%	2.290%
Weighted Average Remaining Term	36.72	35.90
Number of Receivables Outstanding	35,636	34,819
Pool Balance	$581,257,645.86	$552,296,939.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$539,160,592.30	$512,371,295.91
Pool Factor	0.4064744	0.3862221

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$8,284,454.09
Yield Supplement Overcollateralization Amount	$39,925,643.38
Targeted Overcollateralization Amount	$67,406,879.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,406,879.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$410,179.95
(Recoveries)		113	$80,032.62
Net Loss for Current Collection Period			$330,147.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6816%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5846%
Second Prior Collection Period			0.6286%
Prior Collection Period			0.4995%
Current Collection Period			0.6990%
Four Month Average (Current and Prior Three Collection Periods)			0.6029%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,266	$9,512,348.83
(Cumulative Recoveries)			$1,016,188.92
Cumulative Net Loss for All Collection Periods			$8,496,159.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5941%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,197.86
Average Net Loss for Receivables that have experienced a Realized Loss			$3,749.41

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.41%	391	$7,781,728.09
61-90 Days Delinquent	0.14%	43	$799,190.56
91-120 Days Delinquent	0.06%	12	$320,615.33
Over 120 Days Delinquent	0.09%	22	$499,630.65
Total Delinquent Receivables	1.70%	468	$9,401,164.63

Repossession Inventory:
Repossessed in the Current Collection Period		20	$403,526.13
Total Repossessed Inventory		26	$580,418.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1757%
Prior Collection Period			0.2020%
Current Collection Period			0.2211%
Three Month Average			0.1996%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2932%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2018
Payment Date	11/15/2018
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer